Document and Entity Information Document	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	EASTERN BANKSHARES, INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-39610
Entity Tax Identification Number	84-4199750
Entity Address, Address Line One	125 High Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	800
Local Phone Number	327-8376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001810546
Amendment Flag	false